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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]: Amendment Number:     1
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AMVESCAP PLC
Address:   30 Finsbury Square
           London EC2A 1AG England

Form 13F File Number 28-11246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa Brinkley
Title:   Global Compliance Director
Phone:   404-479-2926

Signature, Place, and Date of Signing:


/s/ Lisa Brinkley                       Atlanta, GA               2/14/2007
-------------------------------------   -----------------------   --------------
[Signature]                             [City, State]             [Date]

NOTE: THE ORIGINAL 13F-HR FILING WAS INADVERENTLY FILED UNDER THE INCORRECT CIK NUMBER ON FEBRUARY 14, 2007 AND HAS BEEN RE-FILED UNDER THE CORRECT CIK 914208 ON MARCH 8, 2007.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)